Retirement-Related Benefits Schedule of Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Contribution expense from retirement plans [Line Items]
Total Contribution Expense for Defined Contribution and Benefit Plans	$ 1,244	$ 1,152	$ 1,070
Domestic Defined Contribution Pension [Domain]
Contribution expense from retirement plans [Line Items]
Defined Contribution Plan, Cost Recognized	1,064	967	898
Foreign Defined Contribution Pension [Domain]
Contribution expense from retirement plans [Line Items]
Defined Contribution Plan, Cost Recognized	173	179	167
Foreign Pension Plan [Member]
Contribution expense from retirement plans [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 7	$ 6	$ 5